BUSINESS OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE
	June 30,
	2021	2020
Options	5,997,544	6,030,044
Warrants	146,668	946,669
Total	6,144,212	6,976,713

	March 31,
	2021	2020
Options	5,997,544	6,546,710
Warrants	146,668	1,135,003
Total	6,144,212	7,681,713

SCHEDULE OF FAIR VALUE OF DERIVATIVE LIABILITIES
	Year ended March 31, 2021	Year ended March 31, 2020
Fair value at beginning of period	$-	$35,710
Net change in the fair value of derivative liabilities	-	(35,710)
Fair value at end of period	$-	$-